S000055816 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended		99 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%			14.43%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.10%	13.08%			13.96%
Performance Inception Date	[1]				Aug. 24, 2020
Class K
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.22%	13.18%			14.03%
Performance Inception Date	[1]			Aug. 21, 2020
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.07%	11.81%			12.96%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.19%	10.31%			11.38%

[1]
The inception date of Class K shares of the Fund is August 21, 2020 and the inception date of Class I shares of the Fund is August 24, 2020. Performance shown prior to the inception dates is that of the Fund’s Shares Class shares, which are no longer offered by the Fund, at NAV. The inception date of the Fund’s Shares Class is October 2, 2017. Performance reflects any applicable fee waivers and/or expense reimbursements.